Net Loss Per Share Attributable To Common Stockholders - Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ 1,000	$ (10,361,129)	$ 1,054,714	$ 4,608,798		$ 4,609,798	$ 5,664,512	$ 27,235,908
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted			10,350,000	10,350,000		10,350,000	10,350,000	10,350,000
Net loss per share attributable to common stockholders, basic and diluted			$ (0.11)	$ (0.45)		$ (0.45)	$ (0.55)	$ (2.64)
Groop Internet Platform Inc [Member]
Numerator:
Net loss		$ 12,738,000			$ 7,900,000				$ 22,370,000	$ 29,086,000
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted		12,134,482			11,728,768				11,779,604	11,219,242
Net loss per share attributable to common stockholders, basic and diluted		$ 1.05			$ 0.67				$ 1.9	$ 2.59